INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 1,312,098	$ 187,628	¥ 1,299,684
Less: accumulated amortization	(779,329)	(111,443)	(604,804)
Intangible assets, net	532,769	76,185	694,880
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	621,159	88,825	621,159
Less: accumulated amortization	(424,855)	(60,755)	(326,665)
Patents and technologies
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	60,900	8,709	60,900
Less: accumulated amortization	(48,213)	(6,894)	(38,063)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	497,957	71,207	498,001
Less: accumulated amortization	(219,474)	(31,384)	(169,975)
Software and copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	127,948	18,296	115,095
Less: accumulated amortization	(82,897)	(11,854)	(66,333)
Others
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,134	591	4,529
Less: accumulated amortization	¥ (3,890)	$ (556)	¥ (3,768)